Goodwill and Other Intangible Assets	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025
	(in millions)
Balance at beginning of period
Goodwill(1)	¥1,086,510	¥1,301,005
Accumulated impairment losses(1)	(592,752)	(742,841)
	493,758	558,164
Goodwill acquired during the six months(2)	151,774	101,169
Impairment loss	—	(37,703)
Foreign currency translation adjustments and other	30,849	(11,353)
Balance at end of period
Goodwill	1,269,133	1,390,821
Accumulated impairment losses	(592,752)	(780,544)
	¥676,381	¥610,277

Notes:
(1)Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2024, is not included in the table above.
(2)See Note 2 for the goodwill acquired in connection with acquisitions.
For the six months ended September 30, 2025, the MUFG Group recognized ¥37,703 million of impairment of goodwill relating to the MUFG Pension & Market Services reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to the loss of a significant client and the decline in corporate activities in the capital market, the reporting unit’s cash flow projections have decreased. As a result, the fair value of the reporting unit was measured on September 30, 2025, for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.

Other Intangible Assets
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in millions)
Intangible assets subject to amortization:
Software	¥1,011,826	¥1,049,411
Customer relationships	296,118	282,889
Core deposit intangibles	36,151	29,885
Trade names	36,312	34,293
Other	13,881	21,048
Total	1,394,288	1,417,526
Intangible assets not subject to amortization:
Other	8,227	7,903
Total	¥1,402,515	¥1,425,429